PGIM Select Real Estate Fund
Schedule of Investments as of January 31, 2024 (unaudited)
Description	Shares	Value
Long-Term Investments 99.3%
Common Stocks
Diversified Real Estate Activities 6.4%
Mitsui Fudosan Co. Ltd. (Japan)	236,059	$5,925,972
Sun Hung Kai Properties Ltd. (Hong Kong)	338,104	3,155,658
Tokyu Fudosan Holdings Corp. (Japan)	264,329	1,767,720
		10,849,350
Diversified REITs 2.0%
Essential Properties Realty Trust, Inc.	138,298	3,445,003
Health Care Facilities 1.3%
Chartwell Retirement Residences (Canada), UTS	247,659	2,208,659
Health Care REITs 8.3%
CareTrust REIT, Inc.	157,485	3,294,586
Welltower, Inc.	125,340	10,843,164
		14,137,750
Hotel & Resort REITs 5.4%
CapitaLand Ascott Trust (Singapore), UTS	3,187,367	2,272,382
Host Hotels & Resorts, Inc.	152,485	2,930,762
Invincible Investment Corp. (Japan)	5,195	2,135,671
Japan Hotel REIT Investment Corp. (Japan)	3,585	1,842,326
		9,181,141
Industrial REITs 16.6%
Americold Realty Trust, Inc.	64,226	1,766,215
CapitaLand Ascendas REIT (Singapore)	1,266,332	2,744,432
GLP J-REIT (Japan)	3,548	3,167,775
Goodman Group (Australia)	133,853	2,221,849
Mitsui Fudosan Logistics Park, Inc. (Japan)	2	5,996
Prologis, Inc.	111,007	14,063,477
Tritax Big Box REIT PLC (United Kingdom)	1,316,368	2,755,931
Warehouses De Pauw CVA (Belgium)	53,248	1,557,885
		28,283,560
Internet Services & Infrastructure 1.0%
NEXTDC Ltd. (Australia)*	180,878	1,637,517
Office REITs 5.1%
Alexandria Real Estate Equities, Inc.	36,880	4,458,792

PGIM Select Real Estate Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Office REITs (cont’d.)
Great Portland Estates PLC (United Kingdom)	281,254	$1,479,871
Kilroy Realty Corp.	55,027	1,967,765
SL Green Realty Corp.	17,777	799,076
		8,705,504
Real Estate Operating Companies 8.5%
CapitaLand Investment Ltd. (Singapore)	682,738	1,498,807
Castellum AB (Sweden)*	203,037	2,613,875
Grainger PLC (United Kingdom)	586,419	1,947,431
Shurgard Self Storage Ltd. (Belgium)	73,377	3,403,363
Vonovia SE (Germany)	105,127	3,274,954
Wharf Real Estate Investment Co. Ltd. (Hong Kong)	618,850	1,813,128
		14,551,558
Residential REITs 12.9%
Equity Residential	68,850	4,144,082
InterRent Real Estate Investment Trust (Canada)	192,802	1,931,677
Killam Apartment Real Estate Investment Trust (Canada)	133,619	1,861,493
Mid-America Apartment Communities, Inc.	30,327	3,832,726
Sun Communities, Inc.	20,301	2,544,730
UNITE Group PLC (The) (United Kingdom)	179,073	2,287,807
Veris Residential, Inc.	347,922	5,305,810
		21,908,325
Retail REITs 16.3%
Brixmor Property Group, Inc.	143,318	3,216,056
Klepierre SA (France)	116,275	3,010,440
Realty Income Corp.	140,602	7,647,343
Scentre Group (Australia)	2,078,848	4,132,848
Simon Property Group, Inc.	54,262	7,521,256
SITE Centers Corp.	165,132	2,199,558
		27,727,501
Specialized REITs 15.5%
Digital Realty Trust, Inc.	21,425	3,009,355
Equinix, Inc.	15,092	12,522,889

PGIM Select Real Estate Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Specialized REITs (cont’d.)
Iron Mountain, Inc.	56,063	$3,785,374
Public Storage	24,945	7,064,175
		26,381,793

Total Long-Term Investments (cost $157,018,922)		169,017,661

Short-Term Investment 0.6%
Affiliated Mutual Fund
PGIM Core Government Money Market Fund (7-day effective yield 5.560%) (cost $1,015,812)(wb)	1,015,812	1,015,812

TOTAL INVESTMENTS 99.9% (cost $158,034,734)		170,033,473
Other assets in excess of liabilities 0.1%		216,493

Net Assets 100.0%		$170,249,966

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

REITs—Real Estate Investment Trust
UTS—Unit Trust Security

*	Non-income producing security.
(wb)	Represents an investment in a Fund affiliated with the Manager.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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